Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and other current assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	232,906	74,328	11,664
Interest income receivable	278	814	129
Prepayment for advertising expenses	1,514	1,714	269
Loan receivables	22,934	151,089	23,709
Value-added tax receivables	78,218	76,285	11,971
Receivables from employees	19,337	15,180	2,382
Others	23,517	17,623	2,764
Total	378,704	337,033	52,888

Summary of provision for prepayments and other current assets

The following table summarized the details of the Group’s provision for prepayments and other current assets:

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	29,901	154,482	342,383	53,727
Cumulative effect of adoption of new accounting standard for expected credit losses	—	17,262	—	—
Addition	132,825	182,829	22,408	3,516
Reversal	(8,244)	(12,190)	(19,550)	(3,068)
Write-offs	—	—	(27,207)	(4,269)
Balance at the end of year	154,482	342,383	318,034	49,906